Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Advertising and promotion costs			$ 6,744,333	$ 7,167,050	$ 4,513,750
Goodwill impairment charge			0	0	0
Carrying value of inventory		$ 2,200,000	2,200,000	2,400,000
Cash proceeds from interest rate hedge			$ 0	$ 0	$ 4,658,000
Derivative remaining maturity			12 months
Senior Notes
Significant Accounting Policies [Line Items]
Debt instrument, interest rate		3.64%	3.64%
Debt instrument, term		5 years	5 years
Interest rate hedge, inception date			Oct. 05, 2015
Interest rate hedge, maturity date			Nov. 17, 2015
Cash proceeds from interest rate hedge	$ 4,600,000		$ 4,600,000
Other receivable
Significant Accounting Policies [Line Items]
Fair value of derivative asset		$ 1,200,000	$ 1,200,000